SEI INVESTMENTS

                                     Semi-Annual Report as of September 30, 2001

                                                      SEI Asset Allocation Trust

                                            Diversified Conservative Income Fund
                                                   Diversified Conservative Fund
                                         Diversified Global Moderate Growth Fund
                                                Diversified Moderate Growth Fund
                                                  Diversified Global Growth Fund
                                                   Diversified Global Stock Fund
                                                     Diversified U.S. Stock Fund

TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets                                                      1
--------------------------------------------------------------------------------
Statements of Operations                                                      8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          10
--------------------------------------------------------------------------------
Financial Highlights                                                         12
--------------------------------------------------------------------------------
Notes to Financial Statements                                                14
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

Diversified Conservative Income Fund

--------------------------------------------------------------------------------
                                                  Market Value
Description                             Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 25.3%
   SEI Institutional Managed Trust
     Small Cap Value Fund               41,159         $   645
   SEI Institutional Managed Trust
     Small Cap Growth Fund              52,901             653
   SEI Institutional Managed Trust
     Large Cap Growth Fund             366,461           6,127
   SEI Institutional Managed Trust
     Large Cap Value Fund              353,342           6,145
                                                       -------
Total Equity Funds
  (Cost $17,671)                                        13,570
                                                       -------

FIXED INCOME FUND -- 54.7%
   SEI Institutional Managed Trust
     Core Fixed Income Fund          2,727,197          29,317
                                                       -------

Total Fixed Income Fund
  (Cost $27,696)                                        29,317
                                                       -------

MONEY MARKET FUND -- 20.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund          10,746,259          10,746
                                                       -------

Total Money Market Fund
  (Cost $10,746)                                        10,746
                                                       -------

Total Investments -- 100.1%
  (Cost $56,113)                                        53,633
                                                       -------
Other Assets & Liabilities -- (0.1)%                       (59)
                                                       -------


--------------------------------------------------------------------------------
                                                         Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value)
  based on 3,915,209 outstanding
  shares of beneficial interest                        $44,101
Fund Shares of Class D (unlimited
  authorization-- no par value)
  based on 1,058,106 outstanding
  shares of beneficial interest                         11,935
Undistributed net investment income                        409
Accumulated net realized loss on investments              (391)
Net unrealized depreciation on investments              (2,480)
                                                       -------
Total Net Assets -- 100.0%                             $53,574
                                                       =======

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                            $10.79
                                                       =======


Net Asset Value, Offering and Redemption
  Price Per Share -- Class D                            $10.71
                                                       =======



The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001           1

STATEMENT OF NET ASSETS (Unaudited)

Diversified Conservative Fund

--------------------------------------------------------------------------------
                                                  Market Value
Description                             Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 37.5%
   SEI Institutional
     International Trust
     International Equity Fund         590,756         $ 4,874
   SEI Institutional Managed Trust
     Large Cap Growth Fund             534,124           8,930
   SEI Institutional Managed Trust
     Large Cap Value Fund              515,019           8,956
   SEI Institutional Managed Trust
     Small Cap Growth Fund              79,343             980
   SEI Institutional Managed Trust
     Small Cap Value Fund               15,394             241
                                                       -------

Total Equity Funds
  (Cost $31,860)                                        23,981
                                                       -------

FIXED INCOME FUNDS -- 60.9%
   SEI Institutional
     International Trust
     International Fixed Income Fund   991,007          10,029
   SEI Institutional Managed
     Trust Core Fixed Income
     Fund                            2,695,930          28,981
                                                       -------

Total Fixed Income Funds
  (Cost $38,768)                                        39,010
                                                       -------

MONEY MARKET FUND -- 1.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund             760,870             761
                                                       -------
Total Money Market Fund
  (Cost $761)                                              761
                                                       -------
Total Investments -- 99.6%
  (Cost $71,389)                                        63,752
                                                       -------

Other Assets & Liabilities -- 0.4%                         272
                                                       -------


--------------------------------------------------------------------------------
                                                         Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value)
  based on 4,816,181 outstanding
  shares of beneficial interest                        $51,582
Fund Shares of Class D (unlimited
  authorization -- no par value)
  based on 1,702,350 outstanding
  shares of beneficial interest                         18,515
Undistributed net investment income                        315
Accumulated net realized gain on investments             1,249
Net unrealized depreciation on investments              (7,637)
                                                       -------

Total Net Assets -- 100.0%                             $64,024
                                                       =======
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                             $9.83
                                                       =======
Net Asset Value, Offering and Redemption
  Price Per Share -- Class D                             $9.79
                                                       =======



The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
2           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001

Diversified Global Moderate Growth Fund

--------------------------------------------------------------------------------
                                                  Market Value
Description                             Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 57.9%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund                            1,248,644         $ 7,592
   SEI Institutional International
     Trust International Equity
     Fund                            1,954,019          16,120
   SEI Institutional Managed Trust
     Large Cap Growth Fund           1,547,905          25,881
   SEI Institutional Managed Trust
     Large Cap Value Fund            1,492,406          25,953
   SEI Institutional Managed Trust
     Small Cap Growth Fund             213,786           2,640
   SEI Institutional Managed Trust
     Small Cap Value Fund              174,183           2,728
                                                       -------

Total Equity Funds
  (Cost $107,609)                                       80,914
                                                       -------

FIXED INCOME FUNDS -- 41.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund        605,693           5,463
   SEI Institutional International Trust
     International Fixed Income Fund   872,320           8,828
   SEI Institutional Managed Trust
     Core Fixed Income Fund          3,507,665          37,708
   SEI Institutional Managed Trust
     High Yield Bond Fund              691,660           5,436
                                                       -------

Total Fixed Income Funds
  (Cost $57,006)                                        57,435
                                                       -------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           1,480,854           1,481
                                                       -------

Total Money Market Fund
  (Cost $1,481)                                          1,481
                                                       -------

Total Investments -- 100.0%
  (Cost $166,096)                                      139,830
                                                       -------

Other Assets & Liabilities -- (0.0)%                       (57)
                                                       -------


--------------------------------------------------------------------------------
                                                         Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value)
  based on 13,304,979 outstanding
  shares of beneficial interest                       $154,486
Fund Shares of Class D (unlimited
  authorization-- no par value)
  based on 932,417 outstanding
  shares of beneficial interest                         10,773
Undistributed net investment income                        442
Accumulated net realized gain on investments               338
Net unrealized depreciation on investments             (26,266)
                                                      --------

Total Net Assets -- 100.0%                            $139,773
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                             $9.82
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class D                             $9.71
                                                      ========


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001           3

STATEMENT OF NET ASSETS (Unaudited)

Diversified Moderate Growth Fund

--------------------------------------------------------------------------------
                                                  Market Value
Description                             Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 56.8%
   SEI Institutional International
     Trust International Equity
     Fund                            3,409,344        $ 28,127
   SEI Institutional Managed Trust
     Large Cap Growth Fund           3,029,142          50,647
   SEI Institutional Managed Trust
     Large Cap Value Fund            3,108,100          54,050
   SEI Institutional Managed Trust
     Small Cap Growth Fund             405,859           5,013
   SEI Institutional Managed Trust
     Small Cap Value Fund              372,853           5,839
                                                      --------

Total Equity Funds
  (Cost $195,887)                                      143,676
                                                      --------

FIXED INCOME FUNDS -- 42.4%
   SEI Institutional International
     Trust International Fixed
     Income Fund                     2,717,579          27,502
   SEI Institutional Managed Trust
     Core Fixed Income Fund          7,425,561          79,825
                                                      --------

Total Fixed Income Funds
  (Cost $104,525)                                      107,327
                                                      --------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund           2,770,232           2,770
                                                      --------

Total Money Market Fund
  (Cost $2,770)                                          2,770
                                                      --------

Total Investments -- 100.3%
  (Cost $303,182)                                      253,773
                                                      --------

Other Assets & Liabilities -- (0.3)%                      (641)
                                                      --------


--------------------------------------------------------------------------------
                                                         Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value)
  based on 19,908,921 outstanding
  shares of beneficial interest                       $258,922
Fund Shares of Class D (unlimited
  authorization -- no par value)
  based on 3,043,613 outstanding
  shares of beneficial interest                         38,725
Undistributed net investment income                        871
Accumulated net realized gain on investments             4,023
Net unrealized depreciation on investments             (49,409)
                                                      --------

Total Net Assets -- 100.0%                            $253,132
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                            $11.04
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class D                            $10.97
                                                      ========


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
4           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001

Diversified Global Growth Fund

--------------------------------------------------------------------------------
                                                  Market Value
Description                             Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 78.3%
   SEI Institutional International
    Trust
     Emerging Markets Equity Fund    2,049,879        $ 12,463
   SEI Institutional International
    Trust
     International Equity Fund       3,184,054          26,268
   SEI Institutional Managed Trust
     Large Cap Growth Fund           2,497,336          41,756
   SEI Institutional Managed Trust
     Large Cap Value Fund            2,463,485          42,836
   SEI Institutional Managed Trust
     Small Cap Growth Fund             328,476           4,057
   SEI Institutional Managed Trust
     Small Cap Value Fund              301,615           4,723
                                                      --------

Total Equity Funds
  (Cost $181,208)                                      132,103
                                                      --------

FIXED INCOME FUNDS -- 20.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund        396,013           3,572
   SEI Institutional International Trust
     International Fixed Income Fund   554,702           5,614
   SEI Institutional Managed Trust
     Core Fixed Income Fund          2,051,277          22,051
   SEI Institutional Managed Trust
     High Yield Bond Fund              443,876           3,488
                                                      --------

Total Fixed Income Funds
  (Cost $34,527)                                        34,725
                                                      --------

MONEY MARKET FUND -- 1.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund           1,949,022           1,949
                                                      --------

Total Money Market Fund
  (Cost $1,949)                                          1,949
                                                      --------

Total Investments -- 100.1%
  (Cost $217,684)                                      168,777
                                                      --------

Other Assets & Liabilities -- (0.1)%                      (127)
                                                      --------

--------------------------------------------------------------------------------
                                                         Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value)
  based on 13,861,158 outstanding
  shares of beneficial interest                       $181,805
Fund Shares of Class D (unlimited
  authorization -- no par value)
  based on 2,408,857 outstanding
  shares of beneficial interest                         30,272
Undistributed net investment income                        276
Accumulated net realized gain on investments             5,204
Net unrealized depreciation on investments             (48,907)
                                                      --------

Total Net Assets -- 100.0%                            $168,650
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                            $10.38
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class D                            $10.30
                                                      ========


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001           5

STATEMENT OF NET ASSETS (Unaudited)

Diversified Global Stock Fund

--------------------------------------------------------------------------------
                                                    Market Value
Description                           Shares        ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 98.9%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund                            1,763,797        $ 10,724
   SEI Institutional International
     Trust International Equity
     Fund                            2,701,971          22,291
   SEI Institutional Managed Trust
     Large Cap Growth Fund           2,089,551          34,937
   SEI Institutional Managed Trust
     Large Cap Value Fund            2,051,273          35,672
   SEI Institutional Managed Trust
     Small Cap Growth Fund             299,029           3,693
   SEI Institutional Managed Trust
     Small Cap Value Fund              249,661           3,910
                                                      --------
Total Equity Funds
  (Cost $162,218)                                      111,227
                                                      --------

MONEY MARKET FUND -- 1.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund           1,317,902           1,318
                                                      --------

Total Money Market Fund
  (Cost $1,318)                                          1,318
                                                      --------

Total Investments -- 100.1%
  (Cost $163,536)                                      112,545
                                                      --------

Other Assets & Liabilities -- (0.1)%                      (119)
                                                      --------

--------------------------------------------------------------------------------
                                                         Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value)
  based on 11,037,351 outstanding
  shares of beneficial interest                       $146,556
Fund Shares of Class D (unlimited
  authorization -- no par value)
  based on 1,118,892 outstanding
  shares of beneficial interest                         14,872
Accumulated net investment loss                            (54)
Accumulated net realized gain on investments             2,043
Net unrealized depreciation on investments             (50,991)
                                                      --------

Total Net Assets -- 100.0%                            $112,426
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                             $9.28
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class D                             $8.96
                                                      ========

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
6           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001

Diversified U.S. Stock Fund

--------------------------------------------------------------------------------
                                                    Market Value
Description                             Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.0%
   SEI Institutional Managed Trust
     Large Cap Growth Fund           3,239,820        $ 54,170
   SEI Institutional Managed Trust
     Large Cap Value Fund            3,131,729          54,460
   SEI Institutional Managed Trust
     Small Cap Growth Fund             472,747           5,838
   SEI Institutional Managed Trust
     Small Cap Value Fund              389,244           6,096
                                                      --------

Total Equity Funds
  (Cost $161,846)                                      120,564
                                                      --------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund           1,420,325           1,421
                                                      --------

Total Money Market Fund
  (Cost $1,421)                                          1,421
                                                      --------

Total Investments -- 100.1%
  (Cost $163,267)                                      121,985
                                                      --------

Other Assets & Liabilities -- (0.1)%                       (67)
                                                      --------


--------------------------------------------------------------------------------
                                                          Value
Description                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value)
  based on 7,678,283 outstanding
  shares of beneficial interest                       $120,554
Fund Shares of Class D (unlimited
  authorization -- no par value)
  based on 2,691,367 outstanding
  shares of beneficial interest                         39,257
Accumulated net investment loss                           (118)
Accumulated net realized gain on investments             3,507
Net unrealized depreciation on investments             (41,282)
                                                      --------

Total Net Assets -- 100.0%                             $121,918
                                                      ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A                            $11.87
                                                      ========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class D                            $11.43
                                                      ========


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001           7

Statements of Operations ($ Thousands)

For the six months ended September 30, 2001 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
                                                   DIVERSIFIED                         DIVERSIFIED    DIVERSIFIED    DIVERSIFIED
                                                  CONSERVATIVE      DIVERSIFIED             GLOBAL       MODERATE         GLOBAL
                                                        INCOME     CONSERVATIVE    MODERATE GROWTH         GROWTH         GROWTH
                                                          FUND             FUND               FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income distributions from affiliated funds           $1,004           $  849           $  1,129       $  2,555       $  1,109
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                      53               66                114            273            187
   Investment Advisory Fees                                 26               33                 57            136             93
   Custodian Fees                                            2                3                  3              9              7
   Transfer Agent Fees                                       2                5                  5             13             11
   Professional Fees                                         2                2                  4             14              8
   Registration & Filing Fees                                7                8                 17             41             24
   Printing Fees                                             5                1                  2              8              3
   Trustee Fees                                              1                1                  1              5              4
   Distribution & Shareholder Servicing Fees (1)            58               88                 48            184            142
   Amortization of Deferred Organization Costs              --               --                 --             --              3
   Other Expenses                                            1                1                  1              2              1
---------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          157              208                252            685            483
---------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                        (53)             (66)              (114)          (273)          (187)
         Reimbursement from Administrator                  (14)             (14)               (22)           (64)           (42)
---------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                             90              128                116            348            254
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      914              721              1,013          2,207            855
---------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on
     Investments Sold                                      (24)             172                983         (2,121)            21
   Net Change in Unrealized
     Depreciation on Investments                          (830)          (2,254)           (11,037)       (14,083)       (18,787)
---------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
     loss on investments                                  (854)          (2,082)           (10,054)       (16,204)       (18,766)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  FROM OPERATIONS                                           60           (1,361)            (9,041)       (13,997)       (17,911)
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                DIVERSIFIED
                                                     GLOBAL   DIVERSIFIED
                                                      STOCK    U.S. STOCK
                                                       FUND          FUND
-------------------------------------------------------------------------
INVESTMENT INCOME:
   Income distributions from affiliated funds         $ 248       $   404
-------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                  127           142
   Investment Advisory Fees                              63            71
   Custodian Fees                                         5             5
   Transfer Agent Fees                                    5             8
   Professional Fees                                      6             5
   Registration & Filing Fees                            31            18
   Printing Fees                                          4             2
   Trustee Fees                                           2             3
   Distribution & Shareholder Servicing Fees (1)         58           188
   Amortization of Deferred Organization Costs           11            --
   Other Expenses                                         1             1
-------------------------------------------------------------------------
   Total Expenses                                       313           443
-------------------------------------------------------------------------
   Less: Administration Fees Waived                    (127)         (142)
         Reimbursement from Administrator               (52)          (28)
-------------------------------------------------------------------------
   Net Expenses                                         134           273
-------------------------------------------------------------------------
NET INVESTMENT INCOME                                   114           131
-------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on
     Investments Sold                                  (164)       (1,162)
   Net Change in Unrealized
     Depreciation on Investments                    (15,956)      (12,564)
-------------------------------------------------------------------------
   Net Realized and Unrealized
     loss on investments                            (16,120)      (13,726)
-------------------------------------------------------------------------
CHANGE IN NET ASSETS
  FROM OPERATIONS                                   (16,006)      (13,595)
-------------------------------------------------------------------------
(1) All distribution and shareholder servicing fees are incurred at the Class D level.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
8 & 9
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001

Statements of Changes in Net Assets ($ Thousands)


For the six months ended September 30, 2001 (Unaudited) and the year ended March 31, 2001

-----------------------------------------------------------------------------------------------------------------------------
                                               DIVERSIFIED                DIVERSIFIED                DIVERSIFIED GLOBAL
                                           CONSERVATIVE INCOME            CONSERVATIVE                 MODERATE GROWTH
                                                   FUND                       FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------------
                                            4/01/01       4/01/00       4/01/01       4/01/00       4/01/01        4/01/00
                                            9/30/01       3/31/01       9/30/01       3/31/01       9/30/01        3/31/01
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $   914      $ 1,943         $  721      $ 1,724      $   1,013      $  2,155
   Capital Gain Distributions Received
     from Affiliated Funds                       --          552             --        1,190             --         2,089
   Net Realized Gain (Loss)
     from Security Transactions                 (24)          33            172          880            983           (14)
   Net Change in Unrealized
     Depreciation on investments               (830)      (2,236)        (2,254)      (8,570)       (11,037)      (19,800)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                   60          292         (1,361)      (4,776)        (9,041)      (15,570)
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                   (776)      (1,496)          (639)      (1,395)          (992)       (1,784)
     Class D                                   (182)        (422)          (145)        (324)           (48)         (154)
   Net Realized Gains:
     Class A                                     --       (1,011)            --       (2,082)            --        (4,597)
     Class D                                     --         (368)            --         (730)            --          (592)
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions                         (958)      (3,297)          (784)      (4,531)        (1,040)       (7,127)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued             14,544       18,959         12,212       21,902         65,221       103,805
     Reinvestment of Distributions              723        2,268            625        3,337            974         6,151
     Cost of Shares Redeemed                 (8,031)     (14,266)        (9,252)     (18,402)       (20,121)      (54,109)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                7,236        6,961          3,585        6,837         46,074        55,847
-----------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued              1,499        3,307          1,860        6,829            909         3,423
     Reinvestment of Distributions              173          737            141        1,021             47           677
     Cost of Shares Redeemed                 (2,269)      (2,054)        (2,175)      (3,945)          (429)       (1,800)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                 (597)       1,990           (174)       3,905            527         2,300
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          6,639        8,951          3,411       10,742         46,601        58,147
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets      5,741        5,946          1,266        1,435         36,520        35,450
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       47,833       41,887         62,758       61,323        103,253        67,803
-----------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $53,574      $47,833        $64,024      $62,758       $139,773      $103,253
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                            1,324        1,668          1,194        1,988          6,178         8,590
     Shares Issued in Lieu of
     Cash Distributions                          67          200             62          305             93           523
     Shares Redeemed                           (734)      (1,248)          (907)      (1,686)        (1,866)       (4,506)
----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                   657          620            349          607          4,405         4,607
-----------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                              137          293            182          620             86           274
     Shares Issued in Lieu of
     Cash Distributions                          16           65             14           94              5            58
     Shares Redeemed                           (208)        (182)          (213)        (358)           (40)         (144)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                   (55)         176            (17)         356             51           188
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares        602          796            332          963          4,456         4,795
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                     DIVERSIFIED                     DIVERSIFIED
                                                   MODERATE GROWTH                  GLOBAL GROWTH
                                                        FUND                            FUND
----------------------------------------------------------------------------------------------------------
                                                4/01/01       4/01/00          4/01/01         4/01/00
                                                9/30/01       3/31/01          9/30/01         3/31/01
----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $  2,207       $  5,111         $    855      $   2,420
   Capital Gain Distributions Received
     from Affiliated Funds                          --           7,778              --           5,619
   Net Realized Gain (Loss)
     from Security Transactions                  (2,121)         2,149               21          3,318
   Net Change in Unrealized
     Depreciation on investments                (14,083)       (54,934)         (18,787)       (54,368)
----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                  (13,997)       (39,896)         (17,911)       (43,011)
----------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                     (2,300)        (4,434)            (898)        (2,140)
     Class D                                       (164)          (466)             (15)          (181)
   Net Realized Gains:
     Class A                                         --         (8,231)              --         (5,351)
     Class D                                         --         (1,490)              --         (1,180)
----------------------------------------------------------------------------------------------------------
   Total Distributions                           (2,464)       (14,621)            (913)        (8,852)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                 35,580        119,688           33,149         94,094
     Reinvestment of Distributions                1,171         11,962              880          7,287
     Cost of Shares Redeemed                    (29,464)       (50,135)         (19,745)       (38,844)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                    7,287         81,515           14,284         62,537
----------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued                  4,440         11,387            4,204          8,167
     Reinvestment of Distributions                  157          1,900               14          1,331
     Cost of Shares Redeemed                     (5,748)        (7,825)          (4,098)        (5,905)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                   (1,151)         5,462              120          3,593
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions              6,136         86,977           14,404         66,130
----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets        (10,325)        32,460           (4,420)        14,267
----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                          263,457        230,997          173,070        158,803
----------------------------------------------------------------------------------------------------------
   END OF PERIOD                               $253,132       $263,457         $168,650       $173,070
----------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                2,980          8,974            2,806          6,806
     Shares Issued in Lieu of
      Cash Distributions                            103            910               76            551
     Shares Redeemed                             (2,474)        (3,818)          (1,698)        (2,847)
----------------------------------------------------------------------------------------------------------
   Total Class A Transactions                       609          6,066            1,184          4,510
----------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                  376            855              364            590
     Shares Issued in Lieu of
      Cash Distributions                             13            146                1            103
     Shares Redeemed                               (483)          (611)            (354)          (445)
----------------------------------------------------------------------------------------------------------
   Total Class D Transactions                       (94)           390               11            248
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares            515          6,456            1,195          4,758
----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

10

-----------------------------------------------------------------------------------------------------------
                                                        DIVERSIFIED                      DIVERSIFIED
                                                       GLOBAL STOCK                      U.S. STOCK
                                                           FUND                             FUND
-----------------------------------------------------------------------------------------------------------
                                                   4/01/01         4/01/00          4/01/01        4/01/00
                                                   9/30/01         3/31/01          9/30/01        3/31/01
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                          $   114        $    429          $    131       $    413
   Capital Gain Distributions Received
     from Affiliated Funds                             --            5,112               --          7,908
   Net Realized Gain (Loss)
     from Security Transactions                       (164)          6,559           (1,162)           416
   Net Change in Unrealized
     Depreciation on investments                   (15,956)        (51,613)         (12,564)       (53,143)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                     (16,006)        (39,513)         (13,595)       (44,406)
-----------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                          (114)           (487)            (130)          (531)
     Class D                                            --              --               --             --
   Net Realized Gains:
     Class A                                            --          (9,888)              --         (5,681)
     Class D                                            --          (1,168)              --         (2,119)
-----------------------------------------------------------------------------------------------------------
   Total Distributions                                (114)        (11,543)            (130)        (8,331)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                    31,540         139,967           19,840         63,849
     Reinvestment of Distributions                     112          10,064              124          5,865
     Cost of Shares Redeemed                       (19,035)        (85,683)         (23,105)       (32,110)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                      12,617          64,348           (3,141)        37,604
-----------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued                     2,691           4,083            5,376          9,246
     Reinvestment of Distributions                      --           1,103               --          2,071
     Cost of Shares Redeemed                        (2,336)         (2,622)          (6,707)        (8,042)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                         355           2,564           (1,331)         3,275
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                12,972          66,912           (4,472)        40,879
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets            (3,148)         15,856          (18,197)       (11,858)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                             115,574          99,718          140,115        151,973
-----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                  $112,426        $115,574         $121,918       $140,115
-----------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                   2,895           9,975            1,461          3,854
     Shares Issued in Lieu of Cash Distributions        10             810               10            372
     Shares Redeemed                                (1,742)         (6,267)          (1,680)        (2,001)
-----------------------------------------------------------------------------------------------------------
   Total Class A Transactions                        1,163           4,518             (209)         2,225
-----------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                     259             299              420            574
     Shares Issued in Lieu of Cash Distributions        --              92               --            137
     Shares Redeemed                                  (224)           (205)            (521)          (502)
-----------------------------------------------------------------------------------------------------------
   Total Class D Transactions                           35             186             (101)           209
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares             1,198           4,704             (310)         2,434
-----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
11
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001

Financial Highlights


For the six months ended September 30, (Unaudited) and the periods ended March 31, For a Share Outstanding Throughout the Periods
---------------------------------------------------------------------------------------------------------------------------




                                   Net Realized
                                            and                Distributions
               Net Asset        Net  Unrealized  Distributions          from                                      Ratio of
                  Value, Investment       Gains       from Net      Realized  Net Asset              Net Assets   Expenses
               Beginning     Income (Losses) on     Investment       Capital Value, End    Total  End of Period to Average
               of Period     (Loss)  Securities         Income         Gains  of Period  Return+   ($Thousands) Net Assets
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2001*          $10.96     $0.20     $(0.15)        $(0.22)        $   --     $10.79     0.50%       $ 42,245      0.12%
   2001            11.74      0.52      (0.41)         (0.54)         (0.35)     10.96     0.92          35,729      0.12
   2000**          11.60      0.49       0.34          (0.54)         (0.15)     11.74     7.53          30,969      0.12
   1999**          11.76      0.56       0.26          (0.45)         (0.53)     11.60     7.22          21,973      0.12
   1998**          10.55      0.50       1.46          (0.44)         (0.31)     11.76    19.16          13,862      0.12
   1997(1)**       10.12      0.37       0.27          (0.21)            --      10.55     6.35           2,983      0.12
   CLASS D
   2001*          $10.88     $0.15     $(0.15)        $(0.17)        $   --     $10.71    (0.03)%      $ 11,329      1.12%
   2001            11.66      0.42      (0.42)         (0.43)         (0.35)     10.88    (0.05)         12,104      1.12
   2000**          11.53      0.37       0.35          (0.44)         (0.15)     11.66     6.47          10,918      1.12
   1999**          11.70      0.40       0.30          (0.34)         (0.53)     11.53     6.19           5,107      1.12
   1998**          10.49      0.38       1.46          (0.32)         (0.31)     11.70    17.90           2,600      1.12
   1997(2)**       10.09      0.27       0.30          (0.17)            --      10.49     5.67             603      1.12

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2001*          $10.16     $0.12     $(0.31)        $(0.14)        $   --     $ 9.83    (1.93)%      $ 47,360      0.12%
   2001            11.75      0.33      (1.10)         (0.34)         (0.48)     10.16    (6.95)         45,372      0.12
   2000**          11.42      0.34       0.76          (0.53)         (0.24)     11.75    10.05          45,363      0.12
   1999**          11.31      0.50       0.48          (0.29)         (0.58)     11.42     8.92          40,304      0.12
   1998**           9.62      0.33       1.78          (0.27)         (0.15)     11.31    22.35          22,125      0.12
   1997(3)**        9.26      0.26       0.35          (0.18)         (0.07)      9.62     6.54           5,989      0.12
   CLASS D
   2001*          $10.11     $0.08     $(0.31)        $(0.09)        $   --     $ 9.79    (2.36)%      $ 16,664      1.12%
   2001            11.70      0.21      (1.10)         (0.22)         (0.48)     10.11    (7.91)         17,386      1.12
   2000**          11.37      0.22       0.77          (0.42)         (0.24)     11.70     9.01          15,960      1.12
   1999**          11.27      0.38       0.48          (0.18)         (0.58)     11.37     7.84          12,405      1.12
   1998**           9.58      0.24       1.78          (0.18)         (0.15)     11.27    21.29           5,842      1.12
   1997(4)**        9.33      0.19       0.26          (0.13)         (0.07)      9.58     4.84           1,704      1.12

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2001*          $10.57     $0.09     $(0.73)        $(0.11)        $   --     $ 9.82    (6.06)%      $130,716      0.12%
   2001            13.61      0.32      (2.30)         (0.32)         (0.74)     10.57   (15.19)         94,040      0.12
   2000**          12.14      0.31       1.81          (0.45)         (0.20)     13.61    18.04          58,455      0.12
   1999**          12.49      0.40       0.12          (0.25)         (0.62)     12.14     4.63          24,010      0.12
   1998**          10.15      0.31       2.28          (0.19)         (0.06)     12.49    25.68          13,255      0.12
   1997(5)**       10.00      0.06       0.14          (0.05)            --      10.15     1.96              68      0.12
   CLASS D
   2001*          $10.44     $0.05     $(0.73)        $(0.05)        $   --     $ 9.71    (6.54)%      $  9,057      1.12%
   2001            13.47      0.19      (2.28)         (0.20)         (0.74)     10.44   (16.11)          9,213      1.12
   2000**          12.02      0.19       1.79          (0.33)         (0.20)     13.47    16.88           9,348      1.12
   1999**          12.38      0.30       0.10          (0.14)         (0.62)     12.02     3.54           7,142      1.12
   1998**          10.11      0.17       2.28          (0.12)         (0.06)     12.38    24.38           7,001      1.12
   1997(6)**       10.00      0.02       0.13          (0.04)            --      10.11     1.52              85      1.12

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2001*          $11.75     $0.10     $(0.69)        $(0.12)        $   --     $11.04    (5.12)%      $219,737      0.12%
   2001            14.47      0.28      (2.23)         (0.29)         (0.48)     11.75   (13.95)        226,820      0.12
   2000**          13.18      0.28       1.64          (0.35)         (0.28)     14.47    14.99         191,484      0.12
   1999**          13.22      0.32       0.79          (0.23)         (0.92)     13.18     8.87         131,531      0.12
   1998**          10.74      0.29       2.76          (0.25)         (0.32)     13.22    29.08          50,677      0.12
   1997(7)**       10.19      0.23       0.50          (0.16)         (0.02)     10.74     7.12          15,440      0.12
   CLASS D
   2001*          $11.68     $0.05     $(0.71)        $(0.05)        $   --     $10.97    (5.68)%      $ 33,395      1.12%
   2001            14.38      0.15      (2.21)         (0.16)         (0.48)     11.68   (14.75)         36,637      1.12
   2000**          13.10      0.15       1.64          (0.23)         (0.28)     14.38    14.00          39,513      1.12
   1999**          13.16      0.26       0.72          (0.12)         (0.92)     13.10     7.71          27,537      1.12
   1998**          10.67      0.18       2.76          (0.13)         (0.32)     13.16    27.99           8,935      1.12
   1997(8)**       10.21      0.15       0.44          (0.11)         (0.02)     10.67     5.71           6,471      1.12


                                          Ratio of Net
                                 Ratio of   Investment
                                 Expenses Income (Loss)
                Ratio of Net   to Average   to Average
                  Investment   Net Assets   Net Assets
                      Income   (Excluding   (Excluding
                      (Loss)      Waivers      Waivers  Portfolio
                  to Average    and Reim-    and Reim-   Turnover
                  Net Assets   bursement)    bursement)      Rate
-----------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2001*             3.68%        0.38%       3.42%         17%
   2001              4.68         0.40        4.40          26
   2000**            4.27         0.41        3.98          32
   1999**            4.02         0.45        3.69          63
   1998**            4.37         1.01        3.48          52
   1997(1)**         4.38         3.65+       0.85+         27
   CLASS D
   2001*             2.70%        1.38%       2.44%         17%
   2001              3.68         1.40        3.40          26
   2000**            3.27         1.41        2.98          32
   1999**            2.98         1.45        2.65          63
   1998**            3.35         2.27        2.20          52
   1997(2)**         3.37         N/A++       N/A++         27

DIVERSIFIED CONSERATIVE FUND
   CLASS A
   2001*             2.45%        0.37%       2.20%         13%
   2001              2.97         0.41        2.68          21
   2000**            2.96         0.45        2.63          27
   1999**            3.42         0.45        3.09          30
   1998**            3.12         0.81        2.43          24
   1997(3)**         3.56         2.75+       0.93+         65
   CLASS D
   2001*             1.46%        1.37%       1.21%         13%
   2001              1.97         1.41        1.68          21
   2000**            1.98         1.45        1.65          27
   1999**            2.41         1.46        2.07          30
   1998**            2.13         1.91        1.34          24
   1997(4)**         2.60         3.72+       0.00+         65

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2001*             1.86%        0.36%       1.62%         14%
   2001              2.61         0.36        2.37          41
   2000**            2.47         0.44        2.15          54
   1999**            2.76         0.49        2.39          34
   1998**            2.66         0.86        1.92          30
   1997(5)**         2.03         N/A++       N/A++          3
   CLASS D
   2001*             0.87%        1.36%       0.63%         14%
   2001              1.64         1.36        1.40          41
   2000**            1.52         1.44        1.20          54
   1999**            1.79         1.49        1.42          34
   1998**            1.72         1.93        0.91          30
   1997(6)**         0.60         N/A++       N/A++          3

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2001*             1.76%        0.36%       1.52%         12%
   2001              2.15         0.38        1.89          19
   2000**            2.08         0.38        1.82          16
   1999**            2.41         0.50        2.03          22
   1998**            2.39         0.74        1.77          20
   1997(7)**         2.64         1.45+       1.31+         22
   CLASS D
   2001*             0.76%        1.36%       0.52%         12%
   2001              1.17         1.38        0.91          19
   2000**            1.10         1.38        0.84          16
   1999**            1.40         1.48        1.04          22
   1998**            1.37         1.80        0.69          20
   1997(8)**         1.63         2.57+       0.18+         22




--------------------------------------------------------------------------------
12          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001

----------------------------------------------------------------------------------------------------------------------------


                                   Net Realized
                                            and                Distributions
               Net Asset        Net  Unrealized  Distributions          from                                      Ratio of
                  Value, Investment       Gains       from Net      Realized  Net Asset              Net Assets   Expenses
               Beginning     Income (Losses) on     Investment       Capital Value, End    Total  End of Period to Average
               of Period     (Loss)  Securities         Income         Gains  of Period  Return+   ($Thousands) Net Assets
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2001*          $11.49     $0.06     $(1.10)        $(0.07)       $   --      $10.38    (9.17)%     $143,835       0.12%
   2001            15.42      0.22      (3.43)         (0.22)        (0.50)      11.49   (21.41)       145,719       0.12
   2000**          13.22      0.20       2.84          (0.33)        (0.51)      15.42    23.66        125,893       0.12
   1999**          13.64      0.29       0.27          (0.14)        (0.84)      13.22     4.63         78,798       0.12
   1998**          10.91      0.22       3.04          (0.19)        (0.34)      13.64    30.38         57,012       0.12
   1997(1)**       10.19      0.15       0.68          (0.10)        (0.01)      10.91     8.10         16,049       0.12
   CLASS D
   2001*          $11.41    $ 0.00     $(1.10)        $(0.01)       $   --      $10.30    (9.74)%     $ 24,815       1.12%
   2001            15.31      0.08      (3.40)         (0.08)        (0.50)      11.41   (22.14)        27,351       1.12
   2000**          13.14      0.05       2.82          (0.19)        (0.51)      15.31    22.39         32,910       1.12
   1999**          13.59      0.14       0.28          (0.03)        (0.84)      13.14     3.50         18,979       1.12
   1998**          10.87      0.10       3.04          (0.08)        (0.34)      13.59    29.22         13,949       1.12
   1997(8)**       10.24      0.06       0.63          (0.05)        (0.01)      10.87     6.69          6,882       1.12

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2001*          $10.58    $ 0.01     $(1.30)        $(0.01)       $   --      $ 9.28   (12.26)%     $102,403       0.12%
   2001            16.00      0.06      (4.23)         (0.06)        (1.19)      10.58   (27.19)       104,455       0.12
   2000**          12.80      0.05       3.60          (0.13)        (0.32)      16.00    28.98         85,672       0.12
   1999**          13.28      0.12       0.36          (0.03)        (0.93)      12.80     4.22         37,987       0.12
   1998**          10.04      0.15       3.31          (0.09)        (0.13)      13.28    34.70         19,730       0.12
   1997(10)**      10.00      0.02       0.05          (0.03)           --       10.04     0.67          4,807       0.12
   CLASS D
   2001*          $10.25    $(0.03)    $(1.26)        $   --        $   --      $ 8.96   (12.74)%     $ 10,023       1.12%
   2001            15.64     (0.04)     (4.16)            --         (1.19)      10.25   (27.91)        11,119       1.12
   2000**          12.59     (0.09)      3.52          (0.06)        (0.32)      15.64    27.58         14,046       1.12
   1999**          13.16      0.03       0.33             --         (0.93)      12.59     3.23          6,264       1.12
   1998**          10.01      0.01       3.31          (0.04)        (0.13)      13.16    33.38          2,910       1.12
   1997(6)**       10.00     (0.03)      0.06          (0.02)           --       10.01     0.31             46       1.12

DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2001*          $13.23    $ 0.03     $(1.37)        $(0.02        $   --      $11.87   (10.22)%     $ 91,165       0.12%
   2001            18.58      0.09      (4.55)         (0.08)        (0.81)      13.23   (24.74)       104,377       0.12
   2000**          15.70      0.07       3.35          (0.12)        (0.42)      18.58    22.15        105,229       0.12
   1999**          16.03      0.09       1.25          (0.03)        (1.64)      15.70     9.33         60,766       0.12
   1998**          11.38      0.08       5.53          (0.05)        (0.91)      16.03    50.40         25,357       0.12
   1997(9)**       10.27      0.07       1.09          (0.05)           --       11.38    11.33          9,065       0.12
   CLASS D
   2001*          $12.80    $(0.05)    $(1.32)        $   --        $   --      $11.43   (10.76)%     $ 30,753       1.12%
   2001            18.09     (0.05)     (4.43)            --         (0.81)      12.80   (25.45)        35,737       1.12
   2000**          15.36     (0.09)      3.27          (0.03)        (0.42)      18.09    20.98         46,744       1.12
   1999**          15.83      0.03       1.14             --         (1.64)      15.36     8.18         24,267       1.12
   1998**          11.32     (0.11)      5.53             --         (0.91)      15.83    48.86         13,794       1.12
   1997(4)**       10.36     (0.03)      1.01          (0.02)           --       11.32     9.43          5,885       1.12


                                           Ratio of Net
                                  Ratio of   Investment
                                  Expenses Income (Loss)
                 Ratio of Net   to Average   to Average
                   Investment   Net Assets   Net Assets
                       Income   (Excluding   (Excluding
                       (Loss)      Waivers      Waivers  Portfolio
                   to Average    and Reim-    and Reim-   Turnover
                   Net Assets   bursement)    bursement)      Rate
------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2001*                1.06%        0.36%         0.82%      10%
   2001                 1.53         0.38          1.27       14
   2000**               1.40         0.45          1.07       17
   1999**               1.66         0.50          1.28       18
   1998**               1.76         0.72          1.16       15
   1997(1)**            1.74         1.53+         0.33+      13
   CLASS D
   2001*                0.07%        1.36%        (0.17)%     10%
   2001                 0.55         1.38          0.29       14
   2000**               0.39         1.45          0.06       17
   1999**               0.49         1.50          0.11       18
   1998**               0.72         1.76          0.08       15
   1997(8)**            0.71         2.56+        (0.73)+     13

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2001*                0.27%        0.40%        (0.01)%     14%
   2001                 0.46         0.36          0.22       46
   2000**               0.35         0.37          0.10       13
   1999**               0.58         0.50          0.20       30
   1998**               0.85         1.13         (0.16)      10
   1997(10)**           0.65         2.13+        (1.36)+     --
   CLASS D
   2001*               (0.72)%       1.40%        (1.00)%     14%
   2001                (0.52)        1.36         (0.76)      46
   2000**              (0.64)        1.37         (0.89)      13
   1999**              (0.56)        1.50         (0.94)      30
   1998**              (0.07)        2.52         (1.47)      10
   1997(6)**           (1.06)         N/A++         N/A++     --

DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2001*                0.45%        0.36%         0.21%      19%
   2001                 0.53         0.39          0.26       19
   2000**               0.43         0.41          0.14       12
   1999**               0.48         0.49          0.11       30
   1998**               0.57         0.80         (0.11)      21
   1997(9)**            0.72         1.84+        (1.00)+     28
   CLASS D
   2001*               (0.56)%       1.36%        (0.80)%     19%
   2001                (0.43)        1.39         (0.70)      19
   2000**              (0.56)        1.41         (0.85)      12
   1999**              (0.53)        1.50         (0.91)      30
   1998**              (0.42)        1.82         (1.12)      21
   1997(4)**           (0.39)        2.75+        (2.02)+     28

   +  Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations.
  ++  Returns are for the period indicated and have not been annualized.
  ++  Ratio is not meaningful due to low level of assets and because SEI Investments will bear all expenses exceeding specific limitations.
   *  For the six month period ended September 30, 2001. All ratios, excluding total return, have been annualized.
  **  Per share calculations were performed using average shares for each period.
 (1)  Commenced operations 6/13/96. All ratios for that period have been annualized.
 (2)  Commenced operations 6/21/96. All ratios for that period have been annualized.
 (3)  Commenced operations 6/26/96. All ratios for that period have been annualized.
 (4)  Commenced operations 7/1/96. All ratios for that period have been annualized.
 (5)  Commenced operations 12/13/96. All ratios for that period have been annualized.
 (6)  Commenced operations 12/5/96. All ratios for that period have been annualized.
 (7)  Commenced operations 6/10/96. All ratios for that period have been annualized.
 (8)  Commenced operations 5/30/96. All ratios for that period have been annualized.
 (9)  Commenced operations 5/13/96. All ratios for that period have been annualized.
(10)  Commenced operations 12/9/96. All ratios for that period have been annualized.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001          13

Notes to Financial Statements

1. ORGANIZATION

SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective daily net asset values.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is required in the accompanying financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on April 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS

Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.

Under the Administration Agreement with the Trust, SEIInvestments Fund Management (the "Manager") provides the Trust with overall management services and shareholder servicing. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have voluntarily agreed to waive all or a portion of their fees and to reimburse the Funds so that the total annual expenses of each fund will not exceed the expense limitations




--------------------------------------------------------------------------------
14          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001
adopted by the Manager. These waivers and reimbursements may be terminated by the Manager and Adviser at any time at their sole discretion.

SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund pays the Distributor a fee in connection with the ongoing servicing of share-holder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.


4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.

Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of affiliated officers and Trustees of the Trust is paid by the Manager.


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 2001, were as follows:

------------------------------------------------------------
                                                       Total
                                                       (000)
------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                            $12,257
SALES                                                  7,024

Diversified Conservative Fund
PURCHASES                                             10,981
SALES                                                  8,476

Diversified Global Moderate Growth Fund
PURCHASES                                             61,698
SALES                                                 15,798

Diversified Moderate Growth Fund
PURCHASES                                             35,973
SALES                                                 32,142

Diversified Global Growth Fund
PURCHASES                                             31,414
SALES                                                 18,232
Diversified Global Stock Fund
PURCHASES                                             28,705
SALES                                                 16,848

Diversified U.S. Stock Fund
PURCHASES                                             27,234
SALES                                                 31,992

At September 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at September 30, 2001, for each Fund is as follows:

-------------------------------------------------------------
                                                          Net
                         Appreciated Depreciated   Unrealized
                          Securities  Securities Depreciation
                               (000)       (000)        (000)
-------------------------------------------------------------
Diversified Conservative
    Income Fund               $1,749   $ (4,229)  $ (2,480)
Diversified Conservative Fund  1,242     (8,879)    (7,637)
Diversified Global Moderate
  Growth Fund                  1,786    (28,052)   (26,266)
Diversified Moderate Growth
   Fund                        5,042    (54,453)   (49,411)
Diversified Global Growth Fund 2,204    (51,111)   (48,907)
Diversified Global Stock Fund    436    (51,427)   (50,991)
Diversified U.S. Stock Fund      406    (41,688)   (41,282)




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2001          15

NOTES

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2001


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS



SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-118 (9/01)